Federated Equity Funds

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
January 5, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         Federated Equity Funds (the “Registrant”)
Federated Capital Appreciation Fund
Class A Shares
Class B Shares
Class C Shares
Class K Shares
Institutional Shares
Federated Kaufmann Fund
Class A Shares
Class B Shares
Class C Shares
Class K Shares
Federated Kaufmann Large Cap Fund
Class A Shares
Class C Shares
Class K Shares
Institutional Shares
Federated Kaufmann Small Cap Fund
Class A Shares
Class B Shares
Class C Shares
Class K Shares
Federated Mid Cap Growth Strategies Fund
Class A Shares
Class B Shares
Class C Shares
Class K Shares
Federated Strategic Value Fund
Class A Shares
Class C Shares
Institutional Shares
1933 Act File No. 33/2-91090
1940 Act File No. 811-4017

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated December 30, 2008 and December 31, 2008, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under 485(b) as Post-Effective amendment No. 98 on December 30, 2008.

If you have any questions regarding this certification, please contact me at (412) 288-7420.

Very truly yours,

/s/ Todd P. Zerega
Todd P. Zerega
Assistant Secretary

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